Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Unrealized gain (loss) on cash flow hedges, taxes	$ 59	$ 45